Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Russell U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Value Fund
Supplement [Text Block]	ric2_SupplementTextBlock	On May 22, 2012, the Board of Trustees of Russell Investment Company approved the reorganization of the Fund into the Russell U.S. Defensive Equity Fund (known as the Russell U.S. Quantitative Equity Fund until August 15, 2012). The reorganization is expected to be completed on October 15, 2012. For more details regarding the reorganization, please see the Reorganization Information section at the end of this Prospectus.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). Assets not allocated to money managers include the Fund’s liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund’s portfolio characteristics as a means to manage the Fund’s risk factor exposures. In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management . The securities selected for the portfolio may not perform as the Fund’s money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund’s portfolio risk and it is possible that its judgments regarding a Fund’s risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund’s portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities . The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) . ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs . REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
  Liquidity Risk . The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives . Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions . Depositary Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
Please refer to the “Risks” section in the Fund’s Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.47% (3Q/09) Lowest Quarterly Return: (26.98)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.

Russell U.S. Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1]
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	2,483
1 Year	rr_AverageAnnualReturnYear01	(3.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.44%)
10 Years	rr_AverageAnnualReturnYear10	1.25%
Russell U.S. Value Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_AverageAnnualReturnYear01	(2.93%)
5 Years	rr_AverageAnnualReturnYear05	(4.70%)
10 Years	rr_AverageAnnualReturnYear10	2.10%
Russell U.S. Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	(4.39%)
10 Years	rr_AverageAnnualReturnYear10	2.45%
Russell U.S. Value Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
2002	rr_AnnualReturn2002	(18.81%)
2003	rr_AnnualReturn2003	32.50%
2004	rr_AnnualReturn2004	16.07%
2005	rr_AnnualReturn2005	7.33%
2006	rr_AnnualReturn2006	18.01%
2007	rr_AnnualReturn2007	(2.90%)
2008	rr_AnnualReturn2008	(46.70%)
2009	rr_AnnualReturn2009	37.49%
2010	rr_AnnualReturn2010	14.82%
2011	rr_AnnualReturn2011	(2.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.98%)
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
5 Years	rr_AverageAnnualReturnYear05	(4.48%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Return After Taxes on Distributions | Russell U.S. Value Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
5 Years	rr_AverageAnnualReturnYear05	(5.24%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Return After Taxes on Distributions and Sale of Fund Shares | Russell U.S. Value Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	(3.79%)
10 Years	rr_AverageAnnualReturnYear10	1.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) | Russell U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%

[1]	"Total Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal year ended October 31, 2011.